Legg Mason Wood Walker, Incorporated
100 Light Street, P.O. Box 17023
Baltimore, MD  21203-0356
410 o 539 o 0000




                                                                  August 5, 2005


Via Edgar


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street N.W.
Washington, DC  20549

Attention:  File Room

         Re:      Legg Mason Special Investment Trust, Inc.
                  1933 Act File No. 33-1271
                  1940 Act File No. 811-4451

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that the Prospectus and Statement of Additional Information with respect to the above-referenced fund do not differ from those filed in Post-Effective Amendment No. 31, which was filed electronically on July 29, 2005.

                                                     Very truly yours,

                                                     /s/ Richard M. Wachterman

                                                     Richard M. Wachterman
                                                     Associate General Counsel

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